Other revenue	12 Months Ended
Mar. 31, 2021
Other Revenue
Other revenue

9. Other revenue

	March 31,
	2019	2020	2021
Marketing revenue	938,476	994,081	173,406
Total	938,476	994,081	173,406

Primarily comprising advertising revenue and fees for facilitating website access to travel insurance providers.